Average Annual Total Returns{- Fidelity Simplicity RMD 2015 Fund} - 07.31 Fidelity Simplicity RMD Funds Retail Combo PRO-12 - Fidelity Simplicity RMD 2015 Fund	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 1 year	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 5 years	Fidelity Simplicity RMD 2015 Fund Return Before Taxes Past 10 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 1 year	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 5 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions Past 10 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Simplicity RMD 2015 Fund After Taxes on Distributions and Sales Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	IXZNJ Past 1 year	IXZNJ Past 5 years	IXZNJ Past 10 years
Total	11.33%	8.15%	7.35%	10.18%	6.51%	6.15%	7.04%	5.98%	5.56%	7.51%	4.44%	3.84%	10.72%	8.24%	7.76%